Net income (loss) per common share - Basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Basic net income (loss) per common share (in usd per share)	$ 6.34	$ (2.06)
Diluted net income (loss) per common share (in usd per share)	$ 6.13	$ (2.06)